Financial Risks - Summary of Retail Receivables Segregated into Aging Categories Based on the Numbers of the Days Outstanding (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Retail receivables [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	¥ 17,647,440	¥ 15,048,433
Retail receivables [Member] | Expected credit loss for 12 months [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	16,036,965	13,852,004
Retail receivables [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	1,490,363	1,099,171
Retail receivables [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	120,112	97,258
Retail receivables [Member] | Current [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	16,836,854	14,462,651
Retail receivables [Member] | Current [Member] | Expected credit loss for 12 months [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	15,753,211	13,638,143
Retail receivables [Member] | Current [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	1,083,642	824,508
Retail receivables [Member] | Current [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	0
Retail receivables [Member] | Past due less than 90 days [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	707,350	504,670
Retail receivables [Member] | Past due less than 90 days [Member] | Expected credit loss for 12 months [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	283,753	213,860
Retail receivables [Member] | Past due less than 90 days [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	405,941	273,282
Retail receivables [Member] | Past due less than 90 days [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	17,655	17,527
Retail receivables [Member] | Past due 90 days or more [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	103,236	81,112
Retail receivables [Member] | Past due 90 days or more [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	779	1,381
Retail receivables [Member] | Past due 90 days or more [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	102,457	79,731
Finance lease receivables [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Finance lease receivables	2,347,941	2,031,280
Finance lease receivables [Member] | Current [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Finance lease receivables	2,279,978	1,945,198
Finance lease receivables [Member] | Past due less than 90 days [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Finance lease receivables	47,034	50,992
Finance lease receivables [Member] | Past due less than 90 days [Member] | Expected credit loss for the entire period [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	0
Finance lease receivables [Member] | Past due 90 days or more [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Finance lease receivables	¥ 20,928	¥ 35,089